Long-term investments: (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Weichi Westport Inc.
Current assets
Cash and short-term investments	$ 3,073	$ 1,145
Accounts receivable	10,005	21,512
Inventory	23,903	55,109
Other current assets	751	1,053
Long-term assets:
Long-term assets	4,179	8,178
Total assets	41,911	86,997
Current liabilities:
Accounts payable and accrued liabilities	20,567	49,125
Other current liabilities	4,248	12,055
Current liabilities	24,815	61,180
Long-term liabilities:
Product revenue	84,917	272,086	53,127
Cost of revenue and expenses:
Cost of product and parts revenue	70,345	234,266	43,130
Operating expenses	9,693	28,055	6,624
Cost of revenue and expenses	80,038	262,321	49,754
Income before income taxes	4,879	9,765	3,373
Income tax recovery (expense):
Current	1,364	1,536	528
Income for the period	3,515	8,229	2,845
Cummins Westport Inc.
Current assets
Cash and short-term investments	17,403	44,371
Accounts receivable	4,717	6,995
Loan receivable	38,818
Current portion of deferred income tax assets	5,271	7,304
Other current assets	89	225
Long-term assets:
Property, plant and equipment	835	896
Deferred income tax assets	5,303	9,786
Total assets	72,436	69,577
Current liabilities:
Accounts payable and accrued liabilities	5,878	7,274
Current portion of warranty liability	11,791	13,317
Current portion of deferred revenue	2,668	3,862
Current liabilities	20,337	24,453
Long-term liabilities:
Warranty liability	8,039	17,501
Deferred revenue	7,451	9,968
Other long-term liabilities	644	1,312
Long-term liabilities	16,134	28,781
Total liabilities	36,471	53,234
Product revenue	114,518	161,741	84,612
Parts revenue	24,326	36,274	26,675
Total revenue	138,844	198,015	111,287
Cost of revenue and expenses:
Cost of product and parts revenue	78,837	136,575	66,989
Research and development	6,720	12,114	10,043
General and administrative	796	1,417	1,181
Sales and marketing	9,659	12,541	7,675
Foreign exchange loss (gain)	17	(18)	160
Bank charges, interest and other	369	472	299
Cost of revenue and expenses	96,398	163,101	86,347
Income before undernoted	42,446	34,914	24,940
Interest and investment income	297	530	284
Income before income taxes	42,743	35,444	25,224
Income tax recovery (expense):
Current	18,602	16,362	8,954
Deferred	1,775	6,517	(272)
Income tax recovery (expense)	(16,827)	(9,845)	(9,226)
Income for the period	25,916	25,599	15,998
Income attributable to Joint Venture Partner	(12,958)	(12,367)	(7,999)
Income attributable to the Company	$ 12,958	$ 13,232	$ 7,999